SCHEDULE OF FAIR VALUE OF WARRANTS (Details)	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 $ / shares
IfrsStatementLineItems [Line Items]
Expected term (years)
Level 2 of fair value hierarchy [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Expected volatility	6.77%
Risk-free interest rate	3.88%
Expected term (years)	5 years
Exercise price | (per share)	$ 4.00
Spot price	4.90
Fair value of warrant	$ 1.52